Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected number of positions eliminated | Employee		4,900
Restructuring charges (income)	[1]	$ 1,156	$ 811	$ 170
Intangible asset impairments		869	323	396
Sales Force Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)				(149)
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)		189	164	65
Worldwide Research and Development, Global Product Development and Medical [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)		169	80	37
Manufacturing Operations [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)		368	80	97
Innovative Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)		272	85	63
Intangible asset impairments		29		12
Essential Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)		158	402	57
Intangible asset impairments		$ 840	294	$ 166
Venezuela [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (income)			$ 39
Reduction in labor force, percentage			36.00%
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Write off of prepaid amounts			$ 25
Payments for the return of acquired rights			20
Hospira [Member] | In Process Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairments			170
Return of Acquired Rights [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Charges for return of acquired rights			$ 215

[1]	In 2016, Employee terminations represent the expected reduction of the workforce by approximately 4,900 employees, mainly in manufacturing, sales, research and corporate. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2016, are associated with the following:•IH ($272 million); EH ($158 million); WRD, GPD and Medical (M) (WRD/GPD/M) ($169 million); manufacturing operations ($368 million); and Corporate ($189 million).The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD/M ($80 million); manufacturing operations ($80 million); and Corporate ($164 million), The restructuring charges in 2014 are associated with the following:•IH ($63 million); EH ($57 million); WRD/GPD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million). as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.